ACQUISITIONS OF SUBSIDIARIES	6 Months Ended
Mar. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
ACQUISITIONS OF SUBSIDIARIES

NOTE 16 - ACQUISITIONS OF SUBSIDIARIES

On June 26, 2023, the Company, as the issuer, and Starbox Global, as the purchaser, entered into the One Eighty Share Purchase Agreement with the One Eighty Shareholders, as the sellers, with respect to One Eighty Ltd, as the target company.

Pursuant to the One Eighty Share Purchase Agreement, Starbox Global acquired 229,500,000 ordinary shares, par value US$0.0001 per share, of One Eighty Sale Shares, representing 51% of the issued share capital in One Eighty Ltd, from the One Eighty Shareholders. In consideration of the sale of the One Eighty Sale Shares, the Company agreed to issue to the One Eighty Shareholders, in proportion to the ordinary shares of One Eighty Ltd they sell, an aggregate of 17,510,000 ordinary shares, par value US$0.001125 per share, of the Company, based on the share price on June 26, 2023, with an aggregate value of $53,055, in two tranches. 8,755,000 One Eighty Consideration Shares were issued to the One Eighty Shareholders on July 10, 2023 and the remaining 8,755,000 One Eighty Consideration Shares were issued on September 1, 2023. The Company intends to expand its online and offline advertising business with an advanced system and technology for providing targeted advertisements and vouchers in the AR environment.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition. Goodwill as a result of the acquisition of One Eighty Ltd is calculated as follows:

Total purchase considerations for 100% equity interest purchase	$104,030,000
Fair value of assets acquired:
Cash & cash equivalents	932,893
Accounts receivable, net	2,441,592
Deposit and prepayments	576,231
Other receivables	192,926
Short-term deposit	126,071
Due from related parties	125,984
Tax receivable	541,218
Deferred tax	52,877
Long-term deposit	214,362
Right-of-use assets, net	2,140
Property, plant and equipment, net	2,532,215
Intangible assets acquired	23,500,000
Total assets acquired	31,238,509
Fair value of liabilities assumed:
Accounts payable	(374,782)
Advance from customer	(611,702)
Accrued liabilities and other payables	(383,427)
Due to related parties	(325,309)
Lease Liability - current	(1,005)
Loan payable	(2,115,397)
Lease Liability -noncurrent	(1,135)
Deferred tax liability	(5,640,000)
Total liabilities assumed	(9,452,757)
Total net assets acquired	21,785,752
Goodwill as a result of the acquisition	$82,244,248

The following condensed unaudited pro forma consolidated results of operations for the Company and One Eighty Ltd for the six months ended March 31, 2023 present the results of operations of the Company and One Eighty Ltd as if the acquisitions occurred on October 1, 2022.

The pro forma results are not necessarily indicative of the actual results that would have occurred had the acquisitions been completed as of the beginning of the periods presented, nor are they necessarily indicative of future consolidated results.

For the Six Months Ended March 31, 2023
(Unaudited)
Revenue	$6,761,638
Operating costs and expenses	3,578,472
Income from operations	3,183,166
Other income	30,720
Income tax expense	941,824
Net income	2,272,062
Less: net income attributable to non-controlling interests	444,707
Net income attributable to the Company	$1,827,355